Warrant Liabilities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2021
Warrant Liabilities [Line Items]
Price per share	$ 10.73	$ 10.22	$ 9.87
Market value percentage	115.00%	115.00%
Warrants outstanding				12,850,000
Common Stock [Member]
Warrant Liabilities [Line Items]
Total equity proceeds, percentage	60.00%	60.00%
Number of trading day period	20 days	20 days
Share Price Less Than Nine Point Fifty USD [Member] | Common Stock [Member]
Warrant Liabilities [Line Items]
Price per share	$ 9.5	$ 9.5
Share Price Below Nine Point Fifty USD [Member] | Common Stock [Member]
Warrant Liabilities [Line Items]
Exercise price per share	$ 9.5	$ 9.5
Private Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding		7,133,333
Private Placements Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding	7,133,333	7,133,333